CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	$ (79.3)	$ (73.5)
Other comprehensive income
Loss on revaluation of non-current derivative financial liabilities	(103.2)	(24.4)
Deferred income tax related to non-current derivative financial liabilities	0.0	4.7
Total other comprehensive loss	(103.2)	(19.7)
Total comprehensive loss	$ (182.5)	$ (93.2)